Cover	Feb. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2026
Registrant Name	ACCELERANT HOLDINGS
Entity Incorporation, State or Country Code	E9
Entity File Number	001-42765
Entity Tax Identification Number	98-1753044
Entity Address, Address Line One	Unit 106, Windward 3
Entity Address, Address Line Two	Regatta Office Park
Entity Address, Address Line Three	West Bay Road
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
City Area Code	345
Local Phone Number	743-4611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock,$0.0000011951862 par value per share
Trading Symbol	ARX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Central Index Key	0001997350
Amendment Flag	false
Entity Address, Country	KY